UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Global Macro Fund

Class A: DBISX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGMF-TSRS-A

R-105788-2 (06/26)

DWS Global Macro Fund

Class C: DBICX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGMF-TSRS-C

R-105788-2 (06/26)

DWS Global Macro Fund

Class R6: DBIWX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGMF-TSRS-R6

R-105788-2 (06/26)

DWS Global Macro Fund

Class S: DBIVX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGMF-TSRS-S

R-105788-2 (06/26)

DWS Global Macro Fund

Institutional Class: MGINX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	180,797,307
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	513,212

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	44%
U.S. Treasury Obligations	33%
Gold Exchange-Traded Funds	11%
Corporate Bonds	7%
Cash Equivalents	4%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(5%)

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	54%
Germany	7%
France	7%
Netherlands	5%
Ireland	3%
Switzerland	3%
Korea	2%
Japan	2%
Taiwan	1%
Italy	1%
Other	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGMF-TSRS-I

R-105788-2 (06/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2026
Semiannual Financial Statements and Other Information
DWS Global Macro Fund

Contents
3	Consolidated Investment Portfolio
9	Consolidated Statement of Assets and Liabilities
11	Consolidated Statement of Operations
12	Consolidated Statements of Changes in Net Assets
13	Consolidated Financial Highlights
18	Notes to Consolidated Financial Statements
34	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global Macro Fund

ConsolidatedInvestment Portfolioas of April 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 44.1%
Denmark 0.3%
Novo Nordisk A/S “B” (Cost $1,987,179)	14,723	625,298
France 7.1%
AXA SA	83,352	4,013,677
BNP Paribas SA	18,359	1,927,441
Bureau Veritas SA	13,111	401,156
EssilorLuxottica SA	3,238	688,611
LVMH Moet Hennessy Louis Vuitton SE	2,085	1,107,560
Sanofi SA	17,570	1,639,747
Schneider Electric SE	6,121	1,937,056
Veolia Environnement SA	26,853	1,133,796
(Cost $9,066,685)		12,849,044
Germany 7.1%
Allianz SE (Registered)	7,605	3,480,512
Bayerische Motoren Werke AG	8,927	819,271
Deutsche Telekom AG (Registered)	35,528	1,150,594
E.ON SE	170,579	3,786,690
Mercedes-Benz Group AG	12,449	725,995
Siemens AG (Registered)	5,638	1,675,678
Vonovia SE	47,107	1,270,236
(Cost $7,998,357)		12,908,976
Ireland 2.6%
Eaton Corp. PLC (a)	4,299	1,861,510
Medtronic PLC (a)	20,131	1,630,007
TE Connectivity PLC (a)	6,070	1,284,776
(Cost $3,983,982)		4,776,293
Italy 0.6%
Enel SpA (Cost $586,550)	84,997	991,203
Japan 1.6%
Daikin Industries Ltd.	6,600	931,950
Keyence Corp.	1,900	868,505
Takeda Pharmaceutical Co., Ltd.	32,100	1,079,018
(Cost $2,995,383)		2,879,473
Korea 1.6%
Samsung Electronics Co., Ltd. (Cost $896,988)	19,171	2,931,119
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	3

	Shares	Value ($)
Netherlands 4.0%
Airbus SE	10,365	2,135,759
ASML Holding NV	511	735,666
ING Groep NV	69,038	2,007,911
Koninklijke Ahold Delhaize NV	50,182	2,353,927
(Cost $4,722,460)		7,233,263
Switzerland 2.6%
Lonza Group AG (Registered)	1,475	906,368
Novartis AG (Registered)	5,882	869,791
Roche Holding AG	7,025	2,859,051
(Cost $3,262,163)		4,635,210
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,962	1,569,190
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	953,208
(Cost $1,493,038)		2,522,398
United States 15.2%
Alphabet, Inc. “A”	10,161	3,909,953
Amazon.com, Inc.*	11,669	3,092,985
Broadcom, Inc.	3,926	1,638,830
Hubbell, Inc.	2,220	1,128,137
Linde PLC	3,487	1,747,475
Mastercard, Inc. “A”	1,390	699,059
Merck & Co., Inc.	10,754	1,174,122
Meta Platforms, Inc. “A”	3,044	1,862,654
Microsoft Corp.	8,574	3,496,306
NVIDIA Corp.	12,647	2,523,962
Pfizer, Inc.	56,084	1,497,443
ServiceNow, Inc.*	5,895	520,587
Uber Technologies, Inc.*	19,969	1,489,887
Union Pacific Corp.	4,017	1,082,501
Vertiv Holdings Co. “A”	1,842	605,078
Visa, Inc. “A”	2,890	953,238
(Cost $18,966,664)		27,422,217
Total Common Stocks (Cost $55,959,449)		79,774,494

	Principal Amount ($)	Value ($)
Bonds 39.7%
Netherlands 0.7%
ING Groep NV, 3.95%, 3/29/2027 (Cost $1,193,090)	1,200,000	1,197,937
The accompanying notes are an integral part of the consolidated financial statements.

4	|	DWS Global Macro Fund

	Principal Amount ($)	Value ($)
United States 39.0%
AbbVie, Inc., 2.95%, 11/21/2026 (b)	3,000,000	2,981,774
Amphenol Corp., 4.4%, 2/15/2033	560,000	547,393
AT&T, Inc., 5.125%, 4/30/2036	550,000	540,981
Discovery Global Holdings, Inc., 3.755%, 3/15/2027	1,500,000	1,479,375
General Motors Financial Co., Inc., 2.7%, 8/20/2027	1,000,000	977,660
HP, Inc., 3.0%, 6/17/2027	1,100,000	1,082,647
Netflix, Inc., 6.375%, 5/15/2029	2,000,000	2,114,628
Pfizer, Inc., 4.875%, 11/15/2035	550,000	544,448
U.S. Treasury Bonds:
3.625%, 2/15/2044	6,700,000	5,640,301
3.75%, 11/15/2043	7,500,000	6,443,848
4.375%, 5/15/2040	6,800,000	6,557,750
4.5%, 5/15/2038	4,900,000	4,904,211
U.S. Treasury Notes:
2.375%, 5/15/2027	5,460,000	5,381,299
2.375%, 5/15/2029 (c)	6,400,000	6,119,250
3.5%, 2/15/2033	6,200,000	5,945,219
3.625%, 5/15/2026	5,000,000	4,999,740
4.125%, 6/15/2026	5,000,000	5,002,588
6.375%, 8/15/2027	3,500,000	3,611,016
6.625%, 2/15/2027	5,000,000	5,111,621
Verizon Communications, Inc., 5.0%, 1/15/2036 (b)	550,000	537,141
(Cost $71,553,061)		70,522,890
Total Bonds (Cost $72,746,151)		71,720,827

	Shares	Value ($)
Exchange-Traded Funds 11.8%
iShares EUR High Yield Corp. Bond UCITS ETF	12,663	1,350,992
SPDR Gold MiniShares Trust (b)	217,800	19,900,386
Total Exchange-Traded Funds (Cost $9,064,965)		21,251,378
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (d) (e) (Cost $1,223,600)	1,223,600	1,223,600
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	5

	Shares	Value ($)
Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 3.67% (d) (Cost $5,326,056)	5,326,056	5,326,056

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $144,320,221)	99.2	179,296,355
Other Assets and Liabilities, Net	0.8	1,500,952
Net Assets	100.0	180,797,307
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2026 are as follows:
Value ($) at 10/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (d) (e)
—	1,223,600 (f)	—	—	—	392	—	1,223,600	1,223,600
Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 3.67% (d)
12,696,374	19,181,603	26,551,921	—	—	155,221	—	5,326,056	5,326,056
12,696,374	20,405,203	26,551,921	—	—	155,613	—	6,549,656	6,549,656

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2026 amounted to $4,648,377, which is 2.6% of net assets.

(c)	At April 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,482,294.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2026.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
The accompanying notes are an integral part of the consolidated financial statements.

6	|	DWS Global Macro Fund

S&P: Standard & Poor’s
SPDR: Standard & Poor’s Depositary Receipt
At April 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	6/18/2026	9	3,097,060	3,259,687	162,627
At April 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
DAX Index	EUR	6/19/2026	13	8,876,023	9,302,083	(426,060)
EURO STOXX 50 Index	EUR	6/19/2026	41	2,644,270	2,810,187	(165,917)
MSCI E-Mini Emerging Market Index	USD	6/19/2026	2	147,033	163,420	(16,387)
Total unrealized depreciation						(608,364)

At April 30, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	15,568,049	USD	18,235,197	5/29/2026	(61,962)	Toronto-Dominion Bank
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Consolidated Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	7

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$625,298	$—	$625,298
France	—	12,849,044	—	12,849,044
Germany	—	12,908,976	—	12,908,976
Ireland	4,776,293	—	—	4,776,293
Italy	—	991,203	—	991,203
Japan	—	2,879,473	—	2,879,473
Korea	—	2,931,119	—	2,931,119
Netherlands	—	7,233,263	—	7,233,263
Switzerland	—	4,635,210	—	4,635,210
Taiwan	1,569,190	953,208	—	2,522,398
United States	27,422,217	—	—	27,422,217
Bonds (a)	—	71,720,827	—	71,720,827
Exchange-Traded Funds	19,900,386	1,350,992	—	21,251,378
Short-Term Investments (a)	6,549,656	—	—	6,549,656
Derivatives (b)
Futures Contracts	162,627	—	—	162,627
Total	$60,380,369	$119,078,613	$—	$179,458,982

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(608,364)	$—	$—	$(608,364)
Forward Foreign Currency Contracts	—	(61,962)	—	(61,962)
Total	$(608,364)	$(61,962)	$—	$(670,326)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the consolidated financial statements.

8	|	DWS Global Macro Fund

Consolidated Statement of Assets and Liabilities
as of April 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $137,770,565) — including $4,648,377 of securities loaned	$172,746,699
Investment in DWS Government & Agency Securities Portfolio (cost $1,223,600)*	1,223,600
Investment in DWS Central Cash Management Government Fund (cost $5,326,056)	5,326,056
Foreign currency, at value (cost $1,874,766)	1,873,835
Receivable for Fund shares sold	55,348
Dividends receivable	33,223
Interest receivable	1,033,020
Affiliated securities lending income receivable	162
Foreign taxes recoverable	455,547
Other assets	46,500
Total assets	182,793,990
Liabilities
Payable upon return of securities loaned	1,223,600
Payable for Fund shares redeemed	358,724
Payable for variation margin on futures contracts	131,169
Unrealized depreciation on forward foreign currency contracts	61,962
Accrued management fee	73,074
Accrued Directors' fees	1,589
Other accrued expenses and payables	146,565
Total liabilities	1,996,683
Net assets, at value	$180,797,307
Net Assets Consist of
Distributable earnings (loss)	34,614,085
Paid-in capital	146,183,222
Net assets, at value	$180,797,307
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $3,482,294.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	9

Consolidated Statement of Assets and Liabilities
as of April 30, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($31,906,976 ÷ 2,673,733 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$11.93
Maximum offering price per share (100 ÷ 94.25 of $11.93)	$12.66
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($722,989 ÷ 64,826 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$11.15
Class R6
Net Asset Value, offering and redemption price per share ($29,429 ÷ 2,516 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$11.70
Class S
Net Asset Value, offering and redemption price per share ($80,971,862 ÷ 6,957,176 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$11.64
Institutional Class
Net Asset Value, offering and redemption price per share ($67,166,051 ÷ 5,754,921 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$11.67
The accompanying notes are an integral part of the consolidated financial statements.

10	|	DWS Global Macro Fund

Consolidated Statement of Operations
for the six months ended April 30, 2026 (Unaudited)

Investment Income
Income:
Interest	$1,421,610
Dividends (net of foreign taxes withheld of $91,636)	772,233
Income distributions — DWS Central Cash Management Government Fund	155,221
Affiliated securities lending income	392
Total income	2,349,456
Expenses:
Management fee	521,553
Administration fee	84,318
Services to shareholders	125,280
Distribution and service fees	42,286
Custodian fee	6,023
Professional fees	43,346
Reports to shareholders	19,942
Registration fees	33,837
Directors' fees and expenses	3,439
Other	14,204
Total expenses before expense reductions	894,228
Expense reductions	(111,589)
Total expenses after expense reductions	782,639
Net investment income	1,566,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,996,532
Futures contracts	(271,753)
Forward foreign currency contracts	99,632
Foreign currency	20,191
1,844,602
Change in net unrealized appreciation (depreciation) on:
Investments	5,489,789
Futures contracts	(460,566)
Forward foreign currency contracts	(199,915)
Foreign currency	9,033
4,838,341
Net gain (loss)	6,682,943
Net increase (decrease) in net assets resulting from operations	$8,249,760
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	11

Consolidated Statements of Changes in Net Assets
	Six Months Ended April 30, 2026	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$1,566,817	$3,642,161
Net realized gain (loss)	1,844,602	1,536,592
Change in net unrealized appreciation (depreciation)	4,838,341	13,112,998
Net increase (decrease) in net assets resulting from operations	8,249,760	18,291,751
Distributions to shareholders:
Class A	(318,419)	(605,724)
Class C	(3,356)	(17,935)
Class R6	(334)	(604)
Class S	(922,530)	(1,750,168)
Institutional Class	(718,228)	(1,309,417)
Total distributions	(1,962,867)	(3,683,848)
Fund share transactions:
Proceeds from shares sold	11,544,525	6,002,374
Reinvestment of distributions	1,892,256	3,550,674
Payments for shares redeemed	(9,559,258)	(30,521,136)
Net increase (decrease) in net assets from Fund share transactions	3,877,523	(20,968,088)
Increase (decrease) in net assets	10,164,416	(6,360,185)
Net assets at beginning of period	170,632,891	176,993,076
Net assets at end of period	$180,797,307	$170,632,891

The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS Global Macro Fund

Consolidated Financial Highlights
DWS Global Macro Fund — Class A
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.49	$10.54	$9.53	$9.63	$10.76	$9.54
Income (loss) from investment operations:
Net investment income[a]	.09	.20	.20	.17	.11	.11
Net realized and unrealized gain (loss)	.47	.96	.93	.28	(1.07)	1.20
Total from investment operations	.56	1.16	1.13	.45	(.96 )	1.31
Less distributions from:
Net investment income	(.12 )	(.21 )	(.12 )	(.38 )	(.17 )	(.09 )
Net realized gains	—	—	—	(.11 )	—	—
Return of capital	—	—	—	(.06 )	—	—
Total distributions	(.12 )	(.21 )	(.12 )	(.55 )	(.17 )	(.09 )
Net asset value, end of period	$11.93	$11.49	$10.54	$9.53	$9.63	$10.76
Total Return (%)[b,c]	4.87 *	11.11	11.88	4.67	(8.97)	13.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	32	33	33	35	43
Ratio of expenses before expense reductions (%)	1.27 **	1.30	1.29	1.28	1.27	1.28
Ratio of expenses after expense reductions (%)	1.10 **	1.28	1.25	1.14	1.04	.97
Ratio of net investment income (%)	1.59 **	1.90	1.97	1.73	1.04	1.03
Portfolio turnover rate (%)	5 *	12	39	48	40	43

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	13

DWS Global Macro Fund — Class C
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$10.72	$9.85	$8.92	$9.02	$10.07	$8.94
Income (loss) from investment operations:
Net investment income[a]	.05	.12	.12	.08	.03	.03
Net realized and unrealized gain (loss)	.43	.88	.87	.27	(.99 )	1.11
Total from investment operations	.48	1.00	.99	.35	(.96 )	1.14
Less distributions from:
Net investment income	(.05 )	(.13 )	(.06 )	(.29 )	(.09 )	(.01 )
Net realized gains	—	—	—	(.11 )	—	—
Return of capital	—	—	—	(.05 )	—	—
Total distributions	(.05 )	(.13 )	(.06 )	(.45 )	(.09 )	(.01 )
Net asset value, end of period	$11.15	$10.72	$9.85	$8.92	$9.02	$10.07
Total Return (%)[b,c]	4.49 *	10.29	11.04	3.88	(9.57)	12.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	2	3
Ratio of expenses before expense reductions (%)	2.20 **	2.09	2.09	2.07	2.04	2.02
Ratio of expenses after expense reductions (%)	1.85 **	2.04	2.01	1.88	1.78	1.72
Ratio of net investment income (%)	.83 **	1.16	1.24	.91	.31	.31
Portfolio turnover rate (%)	5 *	12	39	48	40	43

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS Global Macro Fund

DWS Global Macro Fund — Class R6
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.27	$10.34	$9.35	$9.44	$10.54	$9.36
Income (loss) from investment operations:
Net investment income[a]	.11	.24	.23	.19	.14	.13
Net realized and unrealized gain (loss)	.45	.94	.91	.29	(1.05)	1.16
Total from investment operations	.56	1.18	1.14	.48	(.91 )	1.29
Less distributions from:
Net investment income	(.13 )	(.25 )	(.15 )	(.39 )	(.19 )	(.11 )
Net realized gains	—	—	—	(.11 )	—	—
Return of capital	—	—	—	(.07 )	—	—
Total distributions	(.13 )	(.25 )	(.15 )	(.57 )	(.19 )	(.11 )
Net asset value, end of period	$11.70	$11.27	$10.34	$9.35	$9.44	$10.54
Total Return (%)[b]	5.04 *	11.57	12.17	5.06	(8.67)	13.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	29	28	25	22	21	50
Ratio of expenses before expense reductions (%)	.96 **	1.00	.99	.98	.96	.94
Ratio of expenses after expense reductions (%)	.85 **	.90 [c]	.91	.88	.78	.72
Ratio of net investment income (%)	1.84 **	2.29	2.31	1.99	1.38	1.29
Portfolio turnover rate (%)	5 *	12	39	48	40	43

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	The ratio of expenses would have been .07% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	15

DWS Global Macro Fund — Class S
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.21	$10.29	$9.30	$9.40	$10.49	$9.32
Income (loss) from investment operations:
Net investment income[a]	.10	.23	.22	.19	.13	.12
Net realized and unrealized gain (loss)	.46	.92	.91	.27	(1.04)	1.16
Total from investment operations	.56	1.15	1.13	.46	(.91 )	1.28
Less distributions from:
Net investment income	(.13 )	(.23 )	(.14 )	(.39 )	(.18 )	(.11 )
Net realized gains	—	—	—	(.11 )	—	—
Return of capital	—	—	—	(.06 )	—	—
Total distributions	(.13 )	(.23 )	(.14 )	(.56 )	(.18 )	(.11 )
Net asset value, end of period	$11.64	$11.21	$10.29	$9.30	$9.40	$10.49
Total Return (%)[b]	5.04 *	11.38	12.21	4.91	(8.70)	13.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	82	81	81	84	102
Ratio of expenses before expense reductions (%)	1.03 **	1.06	1.05	1.05	1.04	1.04
Ratio of expenses after expense reductions (%)	.85 **	1.03	1.01	.89	.81	.82
Ratio of net investment income (%)	1.83 **	2.15	2.22	1.98	1.27	1.18
Portfolio turnover rate (%)	5 *	12	39	48	40	43

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS Global Macro Fund

DWS Global Macro Fund — Institutional Class
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$11.25	$10.32	$9.33	$9.42	$10.53	$9.34
Income (loss) from investment operations:
Net investment income[a]	.11	.24	.24	.19	.13	.14
Net realized and unrealized gain (loss)	.45	.94	.90	.29	(1.05)	1.16
Total from investment operations	.56	1.18	1.14	.48	(.92 )	1.30
Less distributions from:
Net investment income	(.14 )	(.25 )	(.15 )	(.39 )	(.19 )	(.11 )
Net realized gains	—	—	—	(.11 )	—	—
Return of capital	—	—	—	(.07 )	—	—
Total distributions	(.14 )	(.25 )	(.15 )	(.57 )	(.19 )	(.11 )
Net asset value, end of period	$11.67	$11.25	$10.32	$9.33	$9.42	$10.53
Total Return (%)	4.99 b*	11.58 [b]	12.18	5.05 [b]	(8.78)[b]	13.97 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67	56	62	75	79	84
Ratio of expenses before expense reductions (%)	.88 **	.90	.93	.93	.91	.92
Ratio of expenses after expense reductions (%)	.85 **	.90	.93	.89	.79	.72
Ratio of net investment income (%)	1.89 **	2.30	2.34	1.99	1.33	1.32
Portfolio turnover rate (%)	5 *	12	39	48	40	43

Effective July 11, 2023, the Fund invests indirectly in commodities markets through a wholly owned subsidiary and the financial highlights have been consolidated. The financial highlights prior to the year ended October 31, 2023 have not been consolidated.

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS Global Macro Fund	|	17

Notes to Consolidated Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global Macro Fund (the “Fund” ) is a diversified series of Deutsche DWS International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidatedfinancial statements were issued have been evaluated in the preparation of the consolidatedfinancial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies

18	|	DWS Global Macro Fund

described below are followed consistently by the Fund in the preparation of its consolidated financial statements.
Principles of Consolidation. Effective July 11, 2023 the Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Global Macro Fund LLC, organized under the laws of the Cayman Islands (the “Subsidiary” ). The Fund and the Subsidiary each operate in compliance with the requirements of Rule 4.5 of the Commodity Futures Trading Commission. As a result, both the Fund and the Subsidiary are not deemed to be a commodity pool under the Commodity Exchange Act (“CEA” ), as amended, and are limited in their ability to use certain financial instruments regulated under the CEA. Among other investments, the Subsidiary may invest in gold exchange-traded funds that do not operate as commodity pools and fixed income instruments. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of April 30, 2026, the Fund’s investment in the Subsidiary was $1,367,193, representing 0.7% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of

DWS Global Macro Fund	|	19

Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities and ETFs, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid

20	|	DWS Global Macro Fund

quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually

DWS Global Macro Fund	|	21

received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of April 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

22	|	DWS Global Macro Fund

Remaining Contractual Maturity of the Agreements as of April 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$3,583,167	$—	$—	$—	$3,583,167
Bonds	1,122,727	—	—	—	1,122,727
Total Borrowings	$4,705,894	$—	$—	$—	$4,705,894
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$1,223,600
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$3,482,294
When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
Income from certain commodity-linked exchange-traded funds does not constitute “qualifying income” to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s

DWS Global Macro Fund	|	23

income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At October 31, 2025, the Fund had net tax basis capital loss carryforwards of $1,923,838, including short-term losses ($1,164,268) and long-term losses ($759,570), which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2026, the aggregate cost of investments for federal income tax purposes was $144,810,879. The net unrealized appreciation for all investments based on tax cost was $34,485,476. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $41,021,159 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $6,535,683.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities, the realized tax character on distributions from certain securities and investment in the subsidiary. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically

24	|	DWS Global Macro Fund

make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2026, the Fund entered into futures as a substitute for direct investment in a particular asset class and for hedging purposes.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk

DWS Global Macro Fund	|	25

is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of April 30, 2026, is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended April 30, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,260,000 to $4,179,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $6,948,000 to $12,276,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2026, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2026, is included in the table following the Fund’s Consolidated Investment Portfolio. For the six months ended April 30, 2026, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $17,474,000 to $18,539,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $4,468,000.

26	|	DWS Global Macro Fund

The following tables summarize the value of the Fund’s derivative instruments held as of April 30, 2026 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$162,627
The above derivative is located in the following Consolidated Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(608,364)	$(608,364)
Foreign Exchange Contracts (b)	(61,962)	—	(61,962)
	$(61,962)	$(608,364)	$(670,326)
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2026 and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(271,753)	$(271,753)
Foreign Exchange Contracts (a)	99,632	—	99,632
	$99,632	$(271,753)	$(172,121)
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures, respectively

DWS Global Macro Fund	|	27

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(460,566)	$(460,566)
Foreign Exchange Contracts (a)	(199,915)	—	(199,915)
	$(199,915)	$(460,566)	$(660,481)
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures, respectively
As of April 30, 2026, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Toronto-Dominion Bank	$61,962	$—	$—	$61,962
C.
Purchases and Sales of Securities
During the six months ended April 30, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$9,985,330	$7,307,052
U.S. Treasury Obligations	$8,823,525	$1,500,000

28	|	DWS Global Macro Fund

D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
DWS International GmbH, a direct, wholly owned subsidiary of DWS Group, serves as subadvisor to the Fund. Pursuant to a subadvisory agreement between DIMA and DWS International GmbH, DIMA, not the Fund, compensates DWS International GmbH for the services it provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $2.5 billion of the Fund’s average daily net assets	.600%
Next $2.5 billion of such net assets	.595%
Next $2.5 billion of such net assets	.565%
Next $2.5 billion of such net assets	.555%
Next $2.5 billion of such net assets	.545%
Over $12.5 billion of such net assets	.535%
Accordingly, for the six months ended April 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.60% of the Fund’s average daily net assets.
For the period from November 1, 2025 through February 28, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.10%
Class C	1.85%
Class R6	.85%
Class S	.85%
Institutional Class	.85%

DWS Global Macro Fund	|	29

For the six months ended April 30, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$27,447
Class C	1,289
Class R6	16
Class S	72,869
Institutional Class	9,968
$111,589
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2026, the Administration Fee was $84,318, of which $14,383 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2026
Class A	$9,875	$3,366
Class C	508	192
Class R6	15	4
Class S	44,790	15,127
Institutional Class	505	188
	$55,693	$18,877
In addition, for the six months ended April 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided

30	|	DWS Global Macro Fund

by unaffiliated third parties, included in the Consolidated Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$17,522
Class C	752
Class S	24,203
Institutional Class	6,906
$49,383
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2026
Class C	$2,771	$447
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2026	Annualized Rate
Class A	$38,600	$14,086.24%
Class C	915	340.25%
	$39,515	$14,426
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2026 aggregated $160.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2026, there was

DWS Global Macro Fund	|	31

no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2026, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $459, of which $270 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2026.
F.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of April 30, 2026, DWS Alternative Asset Allocation VIP held 23% of the total shares outstanding of the Fund.

32	|	DWS Global Macro Fund

G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	41,206	$482,502	62,514	$667,833
Class C	1,698	18,600	10,373	106,947
Class S	33,448	384,908	101,693	1,079,254
Institutional Class	899,087	10,658,515	392,180	4,148,340
		$11,544,525		$6,002,374
Shares issued to shareholders in reinvestment of distributions
Class A	24,944	$289,065	51,343	$548,878
Class C	310	3,356	1,794	17,935
Class R6	30	334	57	604
Class S	78,040	881,430	160,248	1,674,157
Institutional Class	63,405	718,071	124,843	1,309,100
		$1,892,256		$3,550,674
Shares redeemed
Class A	(174,400)	$(2,051,071)	(447,562)	$(4,805,574)
Class C	(9,286)	(101,245)	(90,460)	(950,881)
Class S	(455,443)	(5,210,628)	(804,389)	(8,450,487)
Institutional Class	(189,935)	(2,196,314)	(1,539,968)	(16,314,194)
		$(9,559,258)		$(30,521,136)
Net increase (decrease)
Class A	(108,250)	$(1,279,504)	(333,705)	$(3,588,863)
Class C	(7,278)	(79,289)	(78,293)	(825,999)
Class R6	30	334	57	604
Class S	(343,955)	(3,944,290)	(542,448)	(5,697,076)
Institutional Class	772,557	9,180,272	(1,022,945)	(10,856,754)
		$3,877,523		$(20,968,088)

DWS Global Macro Fund	|	33

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Global Macro Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and DWS International GmbH (“DWS International” ), an affiliate of DIMA, in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
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During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Directors regularly met privately with counsel to discuss contract review and other matters.
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In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DWS International are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

34	|	DWS Global Macro Fund

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and DWS International’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DWS International provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including DWS International. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA and DWS International the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board observed that the Fund had experienced

DWS Global Macro Fund	|	35

improved relative performance during the first eight months of 2025. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). With respect to the sub-advisory fee paid to DWS International, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DWS International.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from

36	|	DWS Global Macro Fund

advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii)

DWS Global Macro Fund	|	37

the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present.
DGMF-BFE2025

38	|	DWS Global Macro Fund

DGMF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Macro Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/29/2026